OPERATING LEASES (Details 1) (USD $)	Oct. 31, 2012
Fiscal years ending October 31:
2013	$ 1,590,711
2014	1,402,759
2015	1,338,250
2016	1,331,583
2017	1,312,431
Thereafter	18,171,003
[OperatingLeasesFutureMinimumPaymentsReceivable]	$ 25,146,737